Trade and other payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	$ 15,686	$ 20,780
Invoices not yet received	11,765	15,246
Accrued employee benefit costs	7,778	9,191
Share-based compensation - Cash settled payable	273	206
Trade Deposits	649	730
Sundry accruals	8,156	9,397
Trade and Other Payables	44,307	55,550
Current	44,301	55,425
Non-current	$ 6	$ 125